Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Fair Value of Share Options Granted to Employees

The Group used the binomial option price model to determine the fair value of the share options granted to employees on May 16, 2017, and the related assumptions and the fair value of the options are as follows:

Share Options Granted on May 16, 2017
Grant-date share price (NT$)	$68.92
Exercise price (NT$)	$68.92
Expected volatility	37.33%
Expected life	0.02 year
Dividends yield	—
Risk-free interest rate	0.08%
Weighted-average fair value of options (NT$)	$1.44

Summary of Employee Share Options

Information on employee share options granted from July 2010 to July 2016 is as follows:

	For the Year Ended December 31
	2016		2017		2018
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	5,946,461	$1.27	6,958,461	$1.42	6,887,523	$1.41
Options granted	1,032,250	2.26	—	—	—	—
Options forfeited	(20,250)	1.36	(70,938)	1.95	(5,000)	2.13
Options exercised	—	—	—	—	(60,000)	0.80
Balance at December 31	6,958,461	1.42	6,887,523	1.41	6,822,523	1.41
Options exercisable, end of period	4,830,503	1.20	5,825,816	1.30	6,595,294	1.38
Weighted-average fair value of options granted	$0.89		$0.89		$0.89

Information on employee share options granted in September 2017 is as follows:

	For the Year Ended December 31
	2017		2018
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	—	$—	755,833	$1.28
Options granted	825,833	1.28	—	—
Options forfeited	(70,000)	1.28	(57,666)	1.28
Balance at December 31	755,833	1.28	698,167	1.28
Options exercisable, end of period	—	—	—	—
Weighted-average fair value of options granted	$0.62		$0.62

Summary of Outstanding Options

Information on outstanding options as of December 31, 2018 is as follows:

July 2010		July 2011		July 2012		July 2013		July 2014		July 2015		July 2016		September 2017
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20-$0.80	1.5	$0.20-$0.80	2.5	$0.80	3.5	$0.80-$1.36	4.5	$1.36	5.5	$1.36-$1.88	6.5	$2.26	7.5	$1.28	8.7

Summary of Options Granted Priced Using Binomial Option Pricing Model

Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016 and September 2017 were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2010	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017
Grant-date share price	$0.80	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28
Exercise price	$0.20-$0.80	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28
Expected volatility	59.16%	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%
Expected life (years)	10	10	10	10	10	10	10	10
Expected dividend yield	—	—	—	—	—	—	—	—
Risk-free interest rate	2.954%	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.1027%

Summary of Long Term Incentive Plan

The Company’s 2017 LTIP is described as follows:

	For the Year Ended December 31
	2017	2018
Balance at January 1	—	1,462,000
Awards granted	1,462,000	104,000
Awards exercised	—	(86,666)
Balance at December 31	1,462,000	1,479,334
Balance exercisable, end of period	—	400,667

The Company’s 2018 LTIP is described as follows:

For the Year Ended December 31, 2018
Balance at January 1	—
Awards granted	241,142
Balance at December 31	241,142
Balance exercisable, end of period	—